Share-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period	5 years
Stock Options [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, fixed exercise price, in dollars per share	$ 10.00
Number of shares authorized, in shares	500,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, December 31, 2011, Number of common shares, in shares	17,400,000	6,000,000	0
Unvested, December 31, 2011, Weighted Average Issue Price, in dollars per share	$ 9.48	$ 10.00	$ 0.00
Granted, Number of Shares, in shares	15,000,000	6,000,000
Granted, Weighted-Average Issue Price, in dollars per share	$ 9.40	$ 10.00
Vested, Number of Shares, in shares	(600,000)
Vested, Weighted-Average Issue Price, in dollars per share	$ 10.00
Forfeitures, Number of Shares, in shares	(3,000,000)
Forfeitures, Weighted-Average Issue Price, in dollars per share	$ 10.00
Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted automatically upon election to board of directors, in shares	3,000
Restricted share vesting period	5 years
Periodic vesting percentage	20.00%
Maximum authorized amount as a percentage of shares authorized	5.00%
Allocated Share-based Compensation Expense	$ 21,000	$ 9,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued in lieu of cash for services, in shares	3,639	3,750
Shares issued in lieu of cash for services, fees earned for services performed	$ 33,000	$ 34,000
Contract Purchase Price [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	0.00%
Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	15.00%
Pre-tax Non-compounded Return on Capital Contribution [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	6.00%
Average Invested Assets [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	2.00%
Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	25.00%
Disposition Fees [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	3.00%